Note 4 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31, 2013	December 31, 2012
Land	$2,250,789	$2,250,789
Buildings and improvements	11,763,779	11,812,386
Automobile	25,115	16,479
Furniture, fixtures and equipment	9,446,636	9,000,767
Leasehold improvements	271,799	271,799
	23,758,118	23,352,220
Less accumulated depreciation	(12,871,398)	(12,065,810)
Net premises and equipment	$10,886,720	$11,286,410